TAXATION	12 Months Ended
Dec. 31, 2011
TAXATION
5.	TAXATION

The Company and its subsidiaries file separate income tax returns.

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. In addition, upon any payment of dividends by the Company, no Cayman Islands withholding tax is imposed.

People’s Republic of China

On March 16, 2007, the National People's Congress approved the Corporate Income Tax Law of the People's Republic of China (the "CIT Law") with effective on January 1, 2008. The CIT Law enacted a statutory income tax rate of 25%. As foreign invested enterprises, Jiangxi Jinko and Zhejiang Jinko are entitled to a two year tax exemption from CIT and a 50% CIT reduction for the succeeding three years thereafter. Jiangxi Jinko and Zhejiang Jinko are each subject to CIT rate of 12.5% starting from year 2010 to year 2012.

Additionally, under the CIT Law, 10% withholding income tax ("WHT") will be levied on foreign investors for dividend distributions from foreign invested enterprises' profit earned after January 1, 2008. For certain treaty jurisdictions such as Hong Kong which has signed double tax arrangement with the PRC, the applicable WHT rate could be reduced to 5% if foreign investors directly hold at least 25% shares of invested enterprises at any time throughout the 12-month period preceding the entitlement to the dividends and they are also qualified as beneficial owners to enjoy the treaty benefit. The Company was not considered to fulfill above criteria as of December 31, 2011 and therefore the applicable WHT rate was 10%. Deferred income taxes are not provided on undistributed earnings of the Company's subsidiaries that are intended to be permanently reinvested in China. Cumulative undistributed earnings of the Company's PRC subsidiaries intended to be permanently reinvested totaled RMB1,243,797,938 and the amount of the unrecognized deferred tax liability on the permanently reinvested earnings was RMB124,379,794 as of December 31, 2011.

Hong Kong

The Company's subsidiaries established in Hong Kong, Paker and JinkoSolar International, are subject to Hong Kong profit tax at a rate of 16.5% on its assessable profit.

European Countries

Jinko Switzerland is incorporated in Switzerland and according to its current business model where it employs limited staff and generates income exclusively from trading activities conducted outside Switzerland, is subject to a combined federal, cantonal and communal tax rate of 8.65% in 2011.

Jinko GMBH is incorporated in Germany and is subject to Germany profit tax rate of approximately 33% on the assessable profit.

Jinko Italy is incorporated in Italy and is subject to corporate income tax at 31.4%.

Jinko France is incorporated in France and is subject to corporate income tax at 33.33%.

United States

Both Jinko US and Jinko US Holding are incorporated in Delaware, the United States. Jinko US and Jinko US Holding do not conduct any business in Delaware, thus, they are not subject to Delaware State income tax. Jinko US conducts business in California. It is subject to a progressive federal corporate income tax from 15% to 35% and California state income tax of 8.84%, which is deductible for federal income tax purpose.

Composition of Income Tax Expense

Earnings before income taxes for the years ended December 31, 2009, 2010 and 2011 were taxed within the following jurisdictions:

	For the year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Cayman Islands	(34,488,715)	(2,187,039)	246,885,595
PRC	118,556,309	1,032,571,112	127,032,230
Other countries	—	(2,380,452)	(19,519,201)
Income tax benefit/(expense)	84,067,594	1,028,003,621	354,398,624

The increase in earnings attributed to Cayman Islands was mainly due to the fair value gain from convertible senior notes.

The current and deferred positions of income tax expense included in the consolidated statement of operations for the years ended December 31, 2009, 2010 and 2011 are as follows:

	For the year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Current income tax expense
PRC	—	(138,020,196)	(76,792,019)
Other countries	—	—	(71,536)
Total current income tax expense	—	(138,020,196)	(76,863,555)
Deferred PRC tax benefit/(expense)	1,342,038	(8,110,198)	(4,209,187)
Income tax benefit/(expense)	1,342,038	(146,130,394)	(81,072,742)

Reconciliation of the differences between statutory tax rate and the effective tax rate

Reconciliation between the statutory CIT rate and the Company's effective tax rate is as follows:

	Year Ended December 31,
	2009	2010	2011
	%	%	%
Statutory CIT rate	25	25	25
Effect of permanent differences:
—Change in fair value of embedded derivative	4.1	—	—
—Compensation charge from the modification to Series B Redeemable Convertible Preferred Shares	6.2	—	—
—Share-based compensation expenses	—	0.6	0.7
—Change in fair value of convertible senior notes and capped call options	—	—	(21.1)
—Goodwill impairment	—	—	3.2
—Accrued payroll and welfare expenses	5.3	0.9	4.4
—Other non-deductible expenses	0.6	—	5.6
Difference in tax rate of a subsidiary outside the PRC	0.7	0.0	(0.9)
Effect of tax holiday for subsidiaries	(45.1)	(12.9)	(13.2)
Change in valuation allowance	1.6	0.6	19.1

	Year Ended December 31,
	2009	2010	2011
	%	%	%
Effective CIT rate	(1.6)	14.2	22.8

The aggregate amount and per share effect of reduction of CIT for certain PRC subsidiaries are as follows:

	For the year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
The aggregate amount of effect	37,888,279	132,120,599	46,723,125
Per share effect—basic	0.75	1.76	0.50
Per share effect—diluted	0.75	1.64	0.46

Significant components of deferred tax assets—current

	As of December 31,
	2010	2011
	RMB	RMB
Net operating losses	5,088,387	—
Provision for inventories, accounts receivable and other receivable	904,195	57,690,574
Change in fair value of forward contracts	—	(14,042,284)
Accrued warranty costs	2,121,462	1,688,813
Contingent liability	1,250,000	—
Other temporary differences	(337,564)	599,211
Total deferred tax assets	9,026,480	45,936,314
Less: Valuation allowance	(6,308,714)	(45,936,314)
Net deferred tax assets—current	2,717,766	—

Significant components of deferred tax assets—non-current

	As of December 31,
	2010	2011
	RMB	RMB
Net operating losses	—	13,970,679
Accrued warranty costs	—	12,485,470
Increase in fair value of property, plant and equipment and land use rights arising from business combination	—	(2,920,881)
Impairment of property, plant and equipment	328,103	598,075
Pre-operating expenses of a subsidiary that are deductible in future periods	—	50,487
Assets related government grant	—	3,131,413
Other temporary differences	—	715,514
Total deferred tax assets	328,103	28,030,757
Less: Valuation allowance	—	(28,030,757)
Deferred tax assets—non-current, net	328,103	—

Significant components of deferred tax liabilities—current

	As of December 31,
	2010	2011
	RMB	RMB
Change in fair value of forward contracts	17,576,184	—
Bad debt write-off pending approval for tax deduction	(1,344,194)	—
Accrued warranty costs	(2,667,808)	—
Provision for inventories and other receivable	(3,451,707)	—
Deferred tax liabilities—current, net	10,112,475	—

Significant components of deferred tax liabilities—non-current

	As of December 31,
	2010	2011
	RMB	RMB
Increase in fair value of property, plant and equipment and land use rights arising from business combination	2,925,907	—
Impairment of property, plant and equipment	(343,906)	—
Pre-operating expenses of a subsidiary that are deductible in future periods	(100,974)	—

Deferred tax liabilities—non-current, net	2,481,027	—

Movement of valuation allowances

	As of December 31,
	2009	2010	2011
	RMB	RMB	RMB
At beginning of year	(639,627)	(1,994,833)	(6,308,714)
Current year additions	(1,355,206)	(4,517,852)	(69,445,609)
Reversal of valuation allowances	—	203,971	1,787,252
At end of year	(1,994,833)	(6,308,714)	(73,967,071)

Valuation allowances were determined by assessing both positive and negative evidence and have been provided on the net deferred tax asset due to the uncertainty surrounding its realization. As of December 31, 2009, 2010 and 2011, valuation allowances of RMB1,994,833, RMB6,308,714 and RMB73,967,071 were provided against deferred tax assets because it was more likely than not that such portion of deferred tax will not be realized based on the Group’s estimate of future taxable incomes of all its subsidiaries. If events occur in the future that allow the Group to realize more of its deferred tax assets than the presently recorded amount, an adjustment to the valuation allowances will result in a non-cash income statement benefit when those events occur.